Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 29 — SUBSEQUENT EVENTS

We have evaluated subsequent events for recognition and disclosure through April 25, 2025, the date our consolidated financial statements were issued.

Revolving Credit Agreement

On February 21, 2025, Webull Financial terminated the revolving credit agreement it entered into on September 6, 2024. Simultaneously with the revolving credit agreement termination, Webull Financial entered into a syndicated credit agreement (the “Syndicated Loan”) that provides for loans up to an aggregate principal amount of $150,000,000. Any outstanding principal under the Syndicated Loan is prepayable in whole or in part and matures on February 20, 2026.

The Syndicated Loan requires monthly interest payments made in arrears. The interest payments are calculated using a daily rate that is based on the greater of (i) the secured overnight financing rate as administered by the Federal Reserve Bank of New York for such day plus 0.11448%, (ii) the Federal Funds Rate for such day, and (iii) 0.25% plus 2.5% per annum, which was 6.93% as of February 21, 2025. We also are required to pay a quarterly commitment fee at a rate of 0.50% per annum on the average daily unused portion of available credit.

The Syndicated Loan contains financial covenants. Webull Financial shall at all times maintain (i) a tangible net worth of not less than $135,000,000, (ii) excess net capital of not less than $75,000,000, and (iii) a ratio of total assets to total regulatory capital of not more than 8.0 to 1.0.

Share Purchase Agreement

On March 3, 2025, Webull Securities Limited entered into an agreement to purchase 18,300 shares (the “Share Purchase”) from the noncontrolling shareholder of Webull Indonesia for IDR 27,174,772,385 or the equivalent of $1,643,470. The Share Purchase is contingent on the approval from the Financial Services Authority of the Republic of Indonesia. Once regulatory approval is received, the Share Purchase will close. After closing, Webull Securities Limited’s ownership in Webull Indonesia will increase to 95.1%.

SK GROWTH OPPORTUNITIES CORPORATION [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

Note 9—Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than the event stated below, that would have required adjustment or disclosure in the financial statements.

On March 12, 2025, the Company filed a definitive proxy statement (the “Third Extension Proxy Statement”) for an extraordinary general meeting (the “Third Extension Meeting”) scheduled to be held on March 28, 2025, at 11:00 a.m. Eastern Time to (i) amend the Memorandum and Articles of Association to extend the date by which the Company has to consummate a business combination from March 31, 2025 to June 22, 2025, or such earlier date as the Company’s Board may approve in accordance with the Memorandum and Articles of Association (such proposal, the “Third Extension Amendment Proposal”), and (ii) amend the Investment Management Trust Agreement, dated June 23, 2022, as amended on December 27, 2023 and September 27, 2024, by and between Continental and the company, to extend the date on which Continental must liquidate the trust account if the Company has not completed its initial business combination, from March 31, 2025 to June 22, 2025, or such earlier date as the Board may approve (the “Third Trust Amendment Proposal”).